Financial Risk Management - Summary of Financial liabilities-Maturities of Contractually Expected Disbursements (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non-current financial liabilities Principal	€ 28,108	€ 30,469
Total financial liabilities, Principal	30,327
Financial liabilities, interest	10,736
Non-current financial liabilities [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, interest	10,733
Current financial liabilities [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Current financial liabilities, principal	982
Financial liabilities, interest	3
Bonds [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non-current financial liabilities Principal	21,775
Financial liabilities, interest	9,733
Loans and other financial liabilities member [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non-current financial liabilities Principal	5,183
Financial liabilities, interest	(818)
Finance lease liabilities [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non-current financial liabilities Principal	2,387
Financial liabilities, interest	1,818
Later than six months and not later than one year [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non-current financial liabilities Principal	3,141
Total financial liabilities, Principal	4,123
Financial liabilities, interest	1,220
Later than six months and not later than one year [member] | Non-current financial liabilities [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, interest	1,217
Later than six months and not later than one year [member] | Current financial liabilities [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Current financial liabilities, principal	982
Financial liabilities, interest	3
Later than six months and not later than one year [member] | Bonds [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non-current financial liabilities Principal	1,739
Financial liabilities, interest	1,022
Later than six months and not later than one year [member] | Loans and other financial liabilities member [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non-current financial liabilities Principal	1,264
Financial liabilities, interest	37
Later than six months and not later than one year [member] | Finance lease liabilities [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non-current financial liabilities Principal	138
Financial liabilities, interest	158
2019 [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non-current financial liabilities Principal	4,269
Total financial liabilities, Principal	4,269
Financial liabilities, interest	1,005
2019 [member] | Non-current financial liabilities [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, interest	1,005
2019 [member] | Bonds [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non-current financial liabilities Principal	2,424
Financial liabilities, interest	899
2019 [member] | Loans and other financial liabilities member [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non-current financial liabilities Principal	1,731
Financial liabilities, interest	(21)
2019 [member] | Finance lease liabilities [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non-current financial liabilities Principal	114
Financial liabilities, interest	127
2020 [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non-current financial liabilities Principal	1,983
Total financial liabilities, Principal	1,983
Financial liabilities, interest	858
2020 [member] | Non-current financial liabilities [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, interest	858
2020 [member] | Bonds [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non-current financial liabilities Principal	1,267
Financial liabilities, interest	764
2020 [member] | Loans and other financial liabilities member [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non-current financial liabilities Principal	603
Financial liabilities, interest	(26)
2020 [member] | Finance lease liabilities [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non-current financial liabilities Principal	113
Financial liabilities, interest	120
2021 [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non-current financial liabilities Principal	1,305
Total financial liabilities, Principal	1,305
Financial liabilities, interest	767
2021 [member] | Non-current financial liabilities [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, interest	767
2021 [member] | Bonds [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non-current financial liabilities Principal	564
Financial liabilities, interest	708
2021 [member] | Loans and other financial liabilities member [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non-current financial liabilities Principal	628
Financial liabilities, interest	(53)
2021 [member] | Finance lease liabilities [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non-current financial liabilities Principal	113
Financial liabilities, interest	112
2022 [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non-current financial liabilities Principal	3,884
Total financial liabilities, Principal	3,884
Financial liabilities, interest	702
2022 [member] | Non-current financial liabilities [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, interest	702
2022 [member] | Bonds [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non-current financial liabilities Principal	3,087
Financial liabilities, interest	671
2022 [member] | Loans and other financial liabilities member [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non-current financial liabilities Principal	714
Financial liabilities, interest	(74)
2022 [member] | Finance lease liabilities [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non-current financial liabilities Principal	83
Financial liabilities, interest	105
Beyond 5 years [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non-current financial liabilities Principal	14,763
Total financial liabilities, Principal	14,763
Financial liabilities, interest	6,184
Beyond 5 years [member] | Non-current financial liabilities [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, interest	6,184
Beyond 5 years [member] | Bonds [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non-current financial liabilities Principal	12,694
Financial liabilities, interest	5,669
Beyond 5 years [member] | Loans and other financial liabilities member [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non-current financial liabilities Principal	243
Financial liabilities, interest	(681)
Beyond 5 years [member] | Finance lease liabilities [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non-current financial liabilities Principal	1,826
Financial liabilities, interest	€ 1,196